INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Income tax rate percentage	21.00%	21.00%	21.00%	21.00%
Operating loss carryforwards	$ 45,200,000		$ 39,400,000	$ 13,520,000
SINGAPORE
Income tax rate percentage	17.00%		17.00%
MALAYSIA
Income tax rate percentage	24.00%		24.00%
MALAYSIA | Evo Air Marketing (M) Sdn Bhd (Malaysia) [Member]
Equity method investment, ownership percentage	100.00%		100.00%
CAMBODIA
Income tax rate percentage	20.00%		20.00%
CHINA | WKL Guanzhe Green Technology Guangzhou Co Ltd (China) [Member]
Income tax rate percentage	25.00%		25.00%